BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES: (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Depreciation and amortization
Cost of products sold	$ 174.0	$ 166.7	$ 178.8
Selling, general and administrative expenses	93.2	89.2	95.4
Total depreciation and amortization	$ 267.2	$ 255.9	$ 274.2
Buildings and improvements, including land improvements
Property, plant and equipment
Estimated useful lives, low end of range (in years)	20
Estimated useful lives, high end of range (in years)	30
Machinery and equipment
Property, plant and equipment
Estimated useful lives, low end of range (in years)	7
Estimated useful lives, high end of range (in years)	12
Furniture and fixtures
Property, plant and equipment
Estimated useful lives, low end of range (in years)	3
Estimated useful lives, high end of range (in years)	5
Mining rights
Property, plant and equipment
Estimated useful lives, low end of range (in years)	14
Estimated useful lives, high end of range (in years)	50